Related Party Interest Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Non-Portfolio Debt Interest Expense-Related party			$ 0	$ 0	$ 10,176
Senior Secured Notes Interest Expense-Related Party	158	0	261	2,680	3,153
Subordinated Debt
Related Party Transaction [Line Items]
Non-Portfolio Debt Interest Expense-Related party			0	0	3,863
Board of Directors Chairman
Related Party Transaction [Line Items]
Senior Secured Notes Interest Expense-Related Party	142	0	237	2,460	2,930
Board of Directors Chairman | Junior Notes | Tranche A
Related Party Transaction [Line Items]
Non-Portfolio Debt Interest Expense-Related party			0	0	3,374
Board of Directors Chairman | Junior Notes | Tranche B
Related Party Transaction [Line Items]
Non-Portfolio Debt Interest Expense-Related party			0	0	2,754
Chief Executive Officer
Related Party Transaction [Line Items]
Senior Secured Notes Interest Expense-Related Party	16	0	24	220	223
Chief Executive Officer | Junior Notes | Tranche A
Related Party Transaction [Line Items]
Non-Portfolio Debt Interest Expense-Related party			$ 0	$ 0	$ 185